Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail)	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		67.00%			69.00%
Chunghwa Leading Photonics Tech Co., Ltd. (CLPT) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		75.00%			75.00%
Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%		100.00%
Chunghwa Telecom Security Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		80.00%
Chunghwa Telecom Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		28.93%			29.00%
Chunghwa Telecom Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	69.31%	70.43%
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						29.31%	28.18%
Senao International Co., Ltd. (SENAO) [Member] | SENYOUNG Insurance Agent Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		38.30%				38.30%
Light Era Development Co., Ltd. (LED) [Member] | Taoyuan Asia Silicon Valley Innovation Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	60.00%